Other Operating Income and Expenses, Net - Summary of Other Operating Income and Expenses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Other Operating Income And Expense Net [abstract]
Loss on disposal or retirement of property, plant and equipment, net	$ (950.0)	$ (31.8)	$ (1,005.6)	$ (1,097.9)
Reversal of impairment loss (impairment loss) on property, plant and equipment	301.4	10.1	(423.5)
Others	152.3		(672.4)	(267.6)
Other operating income and expenses, net	$ (496.3)	$ (16.6)	$ (2,101.5)	$ (1,365.5)